UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     305490


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Guidant Jan 60 Call         OPTION              401698105       98      163     X    SOLE                      163
Guidant Jan 65 Call         OPTION              401698105      640     3198     X    SOLE                     3198
Viacom Cl. B June 35 call   OPTION              925524308      137     1303     X    SOLE                     1303
Comcast A Jan '07 25 Call   OPTION              20030N101     1001     2634     X    SOLE                     2634
Altria Grp Jan 80 '07 Call  OPTION              02209S103      756     1625     X    SOLE                     1625
Mci Jan '07 25 LEAP call    OPTION              552691107       84      727     X    SOLE                      727
Anteon International        COMMON              03674E108    11466   210960     X    SOLE                   210960
Alamosa Holdings Inc        COMMON              011589108    21918  1177764     X    SOLE                  1177764
Alltel Inc.                 COMMON              020039103     8201   129975     X    SOLE                   129975
Burlington Resources        COMMON              122014103    19611   227503     X    SOLE                   227503
CBS Corp Cl. B              COMMON              124857202     3237   126959     X    SOLE                   126959
Comcast A                   COMMON              20030N101    33715  1300721     X    SOLE                  1300721
Consolidated Communications COMMON              209034107      403    31055     X    SOLE                    31055
Chevron Corp                COMMON              166764100    22349   393684     X    SOLE                   393684
Trump Entertainment Resorts COMMON              89816T103     2819   140018     X    SOLE                   140018
Engineered Support Systems  COMMON              292866100    11174   268359     X    SOLE                   268359
Falconbridge Limited        COMMON              306104100     6093   205376     X    SOLE                   205376
Guidant Corp                COMMON              401698105    37089   572799     X    SOLE                   572799
MBNA Corporation            COMMON              55262L100     7582   279278     X    SOLE                   279278
Liberty Media- A            COMMON              530718105     1613   204930     X    SOLE                   204930
Liberty Corp.               COMMON              530370105     5260   112374     X    SOLE                   112374
Altria Group                COMMON              02209S103    14102   188732     X    SOLE                   188732
Price Communications Corp   COMMON              741437305     1331    89489     X    SOLE                    89489
Renal Care Group Inc.       COMMON              759930100    30048   635133     X    SOLE                   635133
Sprint Nextel Corp          COMMON              852061100     3036   129970     X    SOLE                   129970
Scientific-Atlanta          COMMON              808655104    18262   424005     X    SOLE                   424005
Shurgard Storage Centers    COMMON              82567D104     2910    51309     X    SOLE                    51309
Serono SA - ADR             COMMON              81752M101      776    39077     X    SOLE                    39077
Telesystem Intl Wireless    COMMON              879946606       97    96164     X    SOLE                    96164
Time Warner Inc.            COMMON              887317105    16444   942872     X    SOLE                   942872
Viacom Inc. Cl. B           COMMON              925524308    14859   455792     X    SOLE                   455792
Viacom Inc. Cl. A           COMMON              925524100       20      612     X    SOLE                      612
Courtside Acq. Common       COMMON              22274N102     2590   500000     X    SOLE                   500000
Courtside Acq. Warrants     COMMON              22274N110      450  1000000     X    SOLE                  1000000
Ford MotorCapTrst II 6.5 PF PREFERRED           345395206     4246   153829     X    SOLE                   153829
Boston Sci Jan 25 Put       OPTION              101137107      239     2272     X    SOLE                     2272
Guidant Jan 60 Put          OPTION              401698105      588     5114     X    SOLE                     5114
Gentex March 20 Put         OPTION              371901109      126      868     X    SOLE                      868
Oil Svc Trst Jan 125 Put    OPTION              678002106      120      685     X    SOLE                      685